Intangible assets excluding goodwill	12 Months Ended
Dec. 31, 2017
Disclosure of intangible assets excluding goodwill [Abstract]
Disclosure of intangible assets excluding goodwill [Text block]
Table of Contents

Note 12Intangible assets excluding goodwill

The changes were as follows:

Philips Group
Intangible assets excluding goodwill
in millions of EUR
2017
	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2017:
Cost	1,088	3,429	2,074	1,899	578	580	134	9,782
Amortization/ impairments	(633)	(2,188)	(1,491)	(1,362)	(36)	(421)	(99)	(6,230)
Book value	455	1,241	583	537	542	159	34	3,552
Changes in book value:
Additions		-	23		338	86	3	450
Acquisitions	7	431	470			2	16	926
Amortization	(40)	(142)	(100)	(213)	-	(52)	(3)	(550)
Impairments			(12)	(43)	(27)	(1)		(83)
Assets available for use				363	(363)
Divestments and transfers to assets classified as held for sale	(120)	(438)	(103)	(23)	(11)	(19)	(6)	(721)
Translations differences	(24)	(89)	(37)	(35)	(43)	(1)	(23)	(252)
Total changes	(178)	(238)	241	49	(106)	15	(13)	(230)
Balance as of December 31, 2017:
Cost	670	2,342	1,985	1,848	487	605	105	8,042
Amortization/ impairments	(392)	(1,338)	(1,161)	(1,262)	(51)	(431)	(84)	(4,720)
Book value	278	1,004	824	586	436	174	21	3,322
Philips Group
Intangible assets excluding goodwill
in millions of EUR
2016
	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2016:
Cost	1,102	3,324	1,977	1,668	522	522	135	9,251
Amortization/ impairments	(582)	(1,925)	(1,373)	(1,167)	(31)	(367)	(112)	(5,558)
Book value	520	1,399	604	501	491	155	24	3,693
Changes in book value:
Additions			41		318	56	5	420
Acquisitions	1	7	21				8	37
Amortization	(50)	(201)	(98)	(229)		(55)	(2)	(635)
Impairments			(1)	(20)	(4)	(2)	-	(27)
Assets available for use				270	(270)
Translations differences	(15)	36	15	15	7	5	1	64
Total changes	(65)	(157)	(21)	36	51	4	11	(141)
Balance as of December 31, 2016:
Cost	1,088	3,429	2,074	1,899	578	580	134	9,782
Amortization/ impairments	(633)	(2,188)	(1,491)	(1,362)	(36)	(421)	(99)	(6,230)
Book value	455	1,241	583	537	542	159	34	3,552

The additions for 2017 contain internally generated assets of EUR 77 million (2016: EUR 52 million) for software. The acquisitions through business combinations in 2017 mainly consist of the acquired intangible assets of Spectranetics. For more information, please refer to Acquisitions and divestments.

The amortization of intangible assets is specified in Income from operations.

The estimated amortization expense for other intangible assets for each of the next five years is:

Philips Group
Estimated amortization expense for other intangible assets
in millions of EUR
2018	252
2019	243
2020	218
2021	192
2022	185

The expected useful lives of the intangible assets excluding goodwill are as follows:

Philips Group
Expected useful lives of intangible assets excluding goodwill in years
Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-7

The weighted average expected remaining life of brand names, customer relationships, technology and other intangible assets is 9.6 years as of December 31, 2017 (2016: 7.9 years).

At December 31, 2017 the carrying amount of customer relationships of Sleep & Respiratory Care was EUR 315 million with a remaining amortization period of 6 years (2016: EUR 427 million; 7.2 years). For the intangibles relating to the acquisition of Spectranetics refer to Acquisitions and divestments.